Long-term Debt (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022
Schedule of debt
The components of debt are as follows:

	December 31, 2022	September 30, 2022

	(in thousands)
Term loan	$16,053	$14,622
R&D loan	—	122

Total	$16,053	$14,744
Less: Current portion	(16,053)	(122)

Long-term debt	$—	$14,622

Schedule of principal payments remaining on debt outstanding
The schedule of required principal payments remaining on debt outstanding as of December 31, 2022 is as follows:

Year ending September 30,	Principal Payments
( in thousands )
2023 (remaining nine months)	$—
2024	16,053

Total principal payments	$16,053

MARIADB CORPORATION AB [Member]
Schedule of debt
The components of debt are as follows:

	September 30, 2022	September 30, 2021
	(in thousands)
Term loan	$14,622	$17,369
Capital loan	—	11,579
R&D loan	122	288

Total	$14,744	$29,236
Less: Current portion	(122)	(11,723)

Long-term debt	$14,622	$17,513

Schedule of principal payments remaining on debt outstanding
The schedule of required principal payments remaining on debt outstanding as of September 30, 2022 is as follows:

Year ending September 30,	Principal Payments
( in thousands )
2023	$122
2024	14,622

Total principal payments	$14,744